Propery, Plant and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2023
Propery, Plant and Equipment, Net [Abstract]
Schedule of Propery Plant and Equipment Net	As of September 30, 2022 and March 31, 2023, property, plant and equipment, net consisted of the following:
	2022	2023
	(audited)
Building (1)	$2,676,037	$-
Equipment for rental business	1,457,548	1,518,756
Production line for e-bicycles	469,002	485,795
Leasehold improvements	490,124	507,673
Furniture, fixtures and office equipment	118,716	148,557
Vehicles	109,492	161,882
Construction in progress	64,064	344
	5,384,983	2,823,007
Accumulated depreciation	(1,278,472)	(1,228,998)
Property, plant and equipment, net	$4,106,511	$1,594,009
(1)	On February 13, 2023, Jiangsu EZGO entered into an equity transfer agreement with Sutai (Tianjin) Packaging Materials Co., Ltd. (the “Buyer”) for the transfer of 100% of the equity interest of Tianjin Jiahao, a wholly-owned subsidiary of Jiangsu EZGO, to the Buyer for $6,454,831. On March 31, 2023, the building of Tianjin Jiahao was disposed at the carrying amount of $2,302,209 in the completion of transfer of all 100% of the equity interest of Tianjin Jiahao. The Company recognized loss of $2,561,856 from the disposal of Tianjin Jiahao.